Common Stock - Additional Information (Details) - $ / shares					1 Months Ended			3 Months Ended	9 Months Ended	12 Months Ended
	Jul. 02, 2021	Jun. 29, 2021	Jun. 28, 2021	Jun. 18, 2021	Jun. 30, 2021	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2023	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	May 07, 2021	Dec. 31, 2020	Apr. 30, 2020
Class Of Stock [Line Items]
Common stock, shares authorized									300,000,000	300,000,000	300,000,000
Common stock, par or stated value per share									$ 0.00001	$ 0.00001	$ 0.00001
Common stock voting rights									one	one
Public offering price per share						$ 1
Common stock, shares, issued									57,971,910	58,221,760	58,010,823
Vesting period description									The shares of the Company’s common stock issued to its founders for their services as an employee, advisor, or consultant vest monthly over four years with one year cliff from the vesting commencement date.	The shares of the Company’s common stock issued to its founders for their services as an employee, advisor, or consultant vest monthly over four years with one year cliff from the vesting commencement date.
Aggregate Common Stock Vested						912,212
Diluted number of shares							7,273,848
Stanford Exclusive License Agreement
Class Of Stock [Line Items]
Common stock, shares, issued												640,861	640,861
Common stock shares, repurchase				624,845
Remaining shares not exercised right to purchase									16,016	16,016
Number of Common stock shares, repurchase				624,845
Founder
Class Of Stock [Line Items]
Common stock nonvested number of shares									647,803	1,938,430	3,230,746
Common stock awards were unvested and expected to vest									8 months 12 days	1 year 6 months	2 years 6 months
Common stock shares, repurchase									152,694
Number of Common stock shares, repurchase									152,694
Founder | Restricted Common Stock
Class Of Stock [Line Items]
Public offering price per share							$ 0.00002
Common stock, shares, issued							6,081,413
Investor | Restricted Common Stock
Class Of Stock [Line Items]
Public offering price per share														$ 0.00002
Common stock, shares, issued														2,467,104
Common Stock
Class Of Stock [Line Items]
Conversion of stock			30,761,676
Common stock shares, repurchase								152,694
Number of Common stock shares, repurchase								152,694
Common Stock | IPO [Member]
Class Of Stock [Line Items]
Conversion of stock			30,761,676
Issuance of common stock, Shares	2,100,000	14,000,000									16,100,000
Public offering price per share	$ 17	$ 17
Common Stock | Underwriters
Class Of Stock [Line Items]
Issuance of common stock, Shares	2,100,000	2,100,000
Redeemable Convertible Preferred Stock | IPO [Member]
Class Of Stock [Line Items]
Conversion of stock					30,761,676